CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 7,867,616	$ 5,404,167	$ 11,372
Accounts receivable	1,722,322	417,965	91,022
Prepaid expenses and retainers	68,567	60,398	121,301
Total Current Assets	9,658,505	5,882,530	223,695
Properties and Equipment
Oil and natural gas properties subject to amortization	45,055,587	23,051,904	6,597,433
Office equipment	257,911	175,106	11,133
Total Properties and Equipment	45,313,498	23,227,010	6,608,566
Accumulated depreciation, depletion and amortization	(2,253,548)	(596,162)	(89,376)
Net Properties and Equipment	43,059,950	22,630,848	6,519,190
Total Assets	52,718,455	28,513,378	6,742,885
Current Liabilities
Accounts payable	5,248,034	1,191,431	100,321
Accrued compensation	0	0	100,000
Derivative put option	0	0	276,736
Total Current Liabilities	5,248,034	1,191,431	477,057
Noncurrent Liabilities
Revolving line of credit	0	0	9,244,428
Note payable to Ring Energy, Inc.	0	0	853,122
Deferred income taxes	625,950	625,950	0
Asset retirement obligations	1,054,998	496,286	274,788
Total Noncurrent Liabilities	16.80948	1,122,236	10,372,338
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common stock - $0.001 par value; 150,000,000 shares authorized; 17,801,313 shares, 14,166,011 shares and 3,440,000 shares outstanding, respectively	17,801	14,166	3,440
Additional paid-in capital	53,742,656	32,169,363	204,585
Accumulated deficit	(7,970,984)	(5,983,818)	(4,314,535)
Total Stockholders' Equity (Deficit)	45,789,473	26,199,711	(4,106,510)
Total Liabilities and Stockholders' Equity (Deficit)	$ 52,718,455	$ 28,513,378	$ 6,742,885